Earnings (loss) per share (Details Narrative) - shares shares in Thousands	3 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Weighted average number of common shares	7,400	7,400
Warrants [Member]
IfrsStatementLineItems [Line Items]
Weighted average number of common shares	42,000	23,400